Note 14 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Defined Benefit Plan, Benefits Payment [Table Text Block]
(Dollars in thousands)
2016			2015		2014
Date Paid	Amount		Date Paid	Amount	Date Paid	Amount
10/15/16	$33	*	10/15/2015	$42	10/15/2014	$46
			12/30/2015	151	12/30/2014	164
Total	$33			$193		$210

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2016	2015	2014
Shares held by participants beginning of the year	334,277	336,024	347,887
Shares allocated to participants	24,377	24,317	24,317
Shares distributed to participants	(18,784)	(26,064)	(36,180)
Shares held by participants end of year	339,870	334,277	336,024

Unreleased shares beginning of the year	304,123	328,440	352,757
Shares released during year	(24,377)	(24,317)	(24,317)
Unreleased shares end of year	279,746	304,123	328,440
Total ESOP shares end of year	619,616	638,400	664,464
Fair value of unreleased shares at December 31	$4,895,555	3,512,621	4,072,656

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
					Unvested options
	Shares Available For Grant	Unvested Restricted Shares Outstanding	Options Outstanding	Award Value/ Weighted Average Exercise Price	Number	Weighted Average Grant Date Fair Value	Vesting Period (in years)
2001 Plan
December 31, 2013	0	0	45,540	$28.21	0
Forfeited/expired	0	0	(30,540)	27.33	0
December 31, 2014	0	0	15,000	30.00	0
Forfeited/expired	0	0	(15,000)	30.00	0
December 31, 2015	0	0	0	0.00	0
December 31, 2016	0	0	0	0.00	0

2009 Plan
December 31, 2013	121,053	101,806	15,000	$4.77	3,000	$4.41
Granted January 7, 2014	(28,627)	23,856	0	N/A	0		3
Granted May 27, 2014	(26,561)	22,134	0	N/A	0		3
Forfeited/expired	30,540	0	0		0
Vested	0	(62,938)	0		(3,000)	4.41
December 31, 2014	96,405	84,858	15,000	4.77	0
Granted January 27, 2015	(11,903)	9,919	0	N/A	0		3
Granted April 28, 2015	(3,158)	2,632	0	N/A	0		1
Granted June 8, 2015	(398)	332	0	N/A	0		1
Forfeited/expired	395	(329)	0		0
Forfeited/expired	15,000	0	0		0
Vested	0	(58,526)	0		0
December 31, 2015	96,341	38,886	15,000	4.77	0
Granted January 26, 2016	(4,087)	3,406	0	N/A	0		3
Granted January 26, 2016	(34,229)	0	34,229	11.21	34,229	4.04	3
Granted April 26, 2016	(3,149)	2,624	0	N/A	0		1
Vested	0	(24,320)	0		0
December 31, 2016	54,876	20,596	49,229	9.25	34,229	4.04
Total all plans	54,876	20,596	49,229	$9.25	34,229	$4.04

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Date of Grant	Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
May 6, 2009	$4.77	15,000	2.4	15,000	0	$0	N/A
January 26, 2016	$11.21	34,229	9.1	0	34,229	59,528	2.1
		49,229		15,000	34,229	$59,528

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2016
Risk-free interest rate	2.10%
Expected life (in years)	10
Expected volatility	22.83%
Expected dividends	0.00%